Accounts payable and accrued expenses - Schedule of Accounts Payable And Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Line Items]
Accrued distribution costs	$ 107,925	$ 83,318	$ 57,278
Stablecoin redemptions in transit	194,026	118,074	10,700
Accrued expenses	66,827	70,314	50,015
Income taxes payable	3,850	678	27,162
Accounts payable	28,522	5,505
Accrued interest		514	740
Other payables	10,410	9,118	6,691
Total accounts payable and accrued expenses	$ 411,560	287,007	$ 152,586
Previously Reported [Member]
Accounts Payable and Accrued Liabilities [Line Items]
Other payables		$ 14,109